Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets
	Consolidated
	30 June 2024	30 June 2023
	$	$

Non-current assets
Trade Secrets and Patents– at cost	23,857,306	23,857,306
Less: Accumulated amortisation	(3,634,171)	(2,441,300)
Net carrying value	20,223,135	21,416,006
Patents and trademarks - at cost	89,268	47,840
Add: Additions	145,021	41,428
Less: Accumulated amortisation	(19,465)	(11,613)
Net carrying value	214,823	77,655
	20,437,958	21,493,661

Schedule of Reconciliations of the Written Down Values	Reconciliations of the written down values at the beginning and end of the current and previous financial year are set out below:
	Trade Secrets	Patents & trademarks	Total
	$	$	$
Consolidated
Balance at 1 July 2022	22,608,877	39,844	22,648,721
Additions	-	41,428	41,428
Amortisation expense	(1,192,871)	(3,617)	(1,196,488)

Balance at 30 June 2023	21,416,006	77,655	21,493,661
Additions	-	145,021	145,021
Amortisation expense	(1,192,871)	(7,853)	(1,200,724)

Balance at 30 June 2024	20,223,135	214,823	20,437,958